CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 28,501	179,385	191,822
Restricted cash	860	5,410
Short-term investments			29,868
Accounts receivable (net of allowance for doubtful accounts of RMB394 and RMB394 (US$63) as of December 31, 2010 and 2011, respectively)	9,655	60,767	132,504
Bills receivable	17,359	109,256	86,587
Inventories	2,518	15,846	16,789
Prepayments	2,863	18,020	15,862
Other receivables	1,144	7,203	4,254
Prepaid income tax	1,300	8,179	5,117
Deferred tax assets	165	1,040	1,518
Total current assets	64,365	405,106	484,321
Non-current assets:
Property, plant and equipment, net	34,028	214,171	155,786
Land use rights, net	5,580	35,121	35,800
Intangible assets, net	3,370	21,212	23,587
Other investments	542	3,414	3,414
Prepayments	2,524	15,884	37,713
Deferred tax assets	1,177	7,406	4,258
Total non-current assets	47,221	297,208	260,558
TOTAL ASSETS	111,586	702,314	744,879
Current liabilities:
Short-term bank loans	1,112	7,000	47,000
Accounts payable	238	1,501	1,764
Accrued expenses and other payables	5,539	34,863	22,281
Income tax payable	526	3,312	253
Unrecognized tax benefits	422	2,656	809
Total current liabilities	7,837	49,332	72,107
Non-current liabilities:
Deferred tax liabilities	323	2,036	2,054
Deferred government grants	3,684	23,185	21,621
Long-term payable	2,056	12,934	11,299
Total non-current liabilities	6,063	38,155	34,974
TOTAL LIABILITIES	13,900	87,487	107,081
Commitments and contingencies
China Nuokang Bio-Pharmaceutical Inc. shareholders' equity:
Ordinary shares (par value US$0.0005 per share, 474,200,000 shares authorized; 162,171,942 shares and 157,906,470 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	92	581	597
Additional paid-in capital	74,534	469,107	460,981
Retained earnings	22,749	143,180	174,133
Accumulated other comprehensive income (loss)
Total China Nuokang Bio-Pharmaceutical Inc. shareholders' equity	97,375	612,868	635,711
Non-controlling interest	311	1,959	2,087
TOTAL EQUITY	97,686	614,827	637,798
TOTAL LIABILITIES AND EQUITY	$ 111,586	702,314	744,879